13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2001
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2001

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, September 30,2001

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 47
From 13F Information Table Value Total (USD): 129,589,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102    4230    156675 SH         Sole
Abbott Labs            COM     002824100    1055     20350 SH         Sole
American Express       COM     025816109    8087    278303 SH         Sole
American Home Prod.    COM     026609107     626     10740 SH         Sole
American Int'l Group   COM     026874107   19999    256397 SH         Sole
Amgen Inc              COM     031162100     229      3900 SH         Sole
Aon Corp               COM     037389103    1800     42860 SH         Sole
Automatic Data ProcessiCOM     053015103    3676     78152 SH         Sole
Berkshire Hathaway     COM     084670991    2100        30 SH         Sole
Berkshire Hathaway B   COM     084670207    9968      4278 SH         Sole
Bristol-Myers Squibb   COM     110122108     200      3604 SH         Sole
Chevron                COM     166751107     302      3568 SH         Sole
Citi Group Inc         COM     172967101    2096     51745 SH         Sole
Coca-Cola              COM     191216100    2439     52056 SH         Sole
Colgate Palmolive      COM     194162103    2092     35922 SH         Sole
Conseco Inc            COM     208464107    6810    938065 SH         Sole
Disney                 COM     254687106    1734     93126 SH         Sole
Emerson Electric       COM     291011104    1244     26436 SH         Sole
Exxon Mobil Corp       COM     302290101    2050     52039 SH         Sole
Fannie Mae             COM     313586109    6401     79956 SH         Sole
Freddie Mac            COM     313400301    1332     20495 SH         Sole
General Electric       COM     369604103   12818    344565 SH         Sole
General Motors H       COM     370442832     301     22547 SH         Sole
Gillette               COM     375766102    1906     63975 SH         Sole
Home Depot             COM     437076102    1644     42851 SH         Sole
Honeywell InternationalCOM     438516106     405     15355 SH         Sole
J.P. Morgan Chase & Co.COM     616880100     351     10281 SH         Sole
Jefferson-Pilot Corp   COM     475070108    1900     42725 SH         Sole
Johnson & Johnson      COM     478160104    4074     73542 SH         Sole
McDonalds              COM     580135101    1024     37735 SH         Sole
Merck                  COM     589331107     917     13775 SH         Sole
Migratec Inc	       COM                     4     10000 SH         Sole
Mutual Risk Management COM     628351108     158     20800 SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     276      5200 SH         Sole
Pepsico Inc.           COM     713448108    1105     22780 SH         Sole
Pfizer                 COM     717081103    7954    198345 SH         Sole
Procter & Gamble       COM     742718109    1033     14190 SH         Sole
Royal Dutch Petroleum  COM     780257804     370      7360 SH         Sole
SBC Communications     COM     78387G103     343      7274 SH         Sole
Schering-Plough        COM     806605101     744     20063 SH         Sole
Sealed Air Corp        COM     81211K100    5573    152740 SH         Sole
USA Education          COM     78442A109    4813     58047 SH         Sole
Verizon Communications COM     92343V104     464      8569 SH         Sole
Walmart                COM     931142103     203      4100 SH         Sole
Washington Post        COM     939640108     465       895 SH         Sole
Wells Fargo & Co.      COM     949746101     634     14261 SH         Sole
Wesco Financial        COM     950817106    1636      5640 SH         Sole